SHARE-BASED PAYMENTS - Summary of the activity under the share option scheme (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENTS
Number of options - Vested and expected	0
2013 Share Option Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning	32,855,703
Number of options - Granted	0	0
Number of options - Forfeited	(580,074)
Number of options - Exercised	(11,857,191)
Number of options - Outstanding at ending	20,418,438	32,855,703
Number of options - Vested and expected	20,418,438
Number of options - Exercisable	18,772,369
Weighted- average exercise price - Outstanding at beginning	$ 0.07
Weighted- average exercise price - Forfeited	0.07
Weighted- average exercise price - Exercised	0.07
Weighted- average exercise price - Outstanding at ending	0.07	$ 0.07
Weighted- average exercise price - Vested and expected	0.07
Weighted- average exercise price - Exercisable	0.07
Weighted- average grant- date fair value - Outstanding at beginning	0.85
Weighted- average grant- date fair value - Forfeited	2.43
Weighted- average grant- date fair value - Exercised	0.69
Weighted- average grant- date fair value - Outstanding at ending	0.89	$ 0.85
Weighted- average grant- date fair value - Vested and expected	0.89
Weighted- average grant- date fair value - Exercisable	$ 0.79
Weighted- average remaining contractual term - Outstanding	4 years 3 months 21 days	5 years 3 days
Weighted- average remaining contractual term - Vested and expected	4 years 3 months 21 days
Weighted- average remaining contractual term - Exercisable	4 years 1 month 20 days
Aggregate intrinsic value - Outstanding	$ 12,763	$ 5,864
Aggregate intrinsic value - Vested and expected	12,763
Aggregate intrinsic value - Exercisable	$ 11,734